Other Investments (Tables)	12 Months Ended
Jun. 30, 2026
Other Investments
Schedule Of Other Investments

The Group’s financial assets at the reporting date comprise the following:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Equity instruments measured at fair value through profit or loss
Listed equity investment (16.67 % holding)	3,034	–	–
Unlisted equity investment	4,345	–	–
	7,379	–	–
Debt instruments measured at amortized cost
Convertible note receivable	1,120	–	–
	1,120	–	–
Total Other Investments	8,499	–	–